Shareholders Equity (USD $) In Thousands, except Share data	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Unrealized Losses	Accumulated Deficit	Total
Beginning Balance - Amount at Sep. 30, 2008	$ 5	$ 320	$ 157,573	$ (36)	$ (158,899)	$ (1,037)
Beginning Balance - Shares at Sep. 30, 2008	475,087	31,952,749
Sale of Senior Convertible Notes and warrants			323			323
Stock-based compensation			283			283
Issuance of common stock pursuant to a consulting agreement, Shares		78,125
Issuance of common stock pursuant to a consulting agreement, Amount		1	24			25
Payment of interest on Senior Convertible Notes in the form of common stock, Shares		175,375
Payment of interest on Senior Convertible Notes in the form of common stock, Amount		2	61			63
Sale of common stock, net of issuance costs, Shares		5,357,143
Sale of common stock, net of issuance costs, Amount		53	1,393			1,446
Unrealized gain on marketable securities held for sale				36		36
Net Income (Loss)					(2,296)	(2,296)
Ending Balance, Amount at Sep. 30, 2009	5	376	159,657	0	(161,195)	(1,157)
Ending Balance, Shares at Sep. 30, 2009	475,087	37,563,392
Impact of adoption of Accounting Guidance			(8,142)		4,353	(3,789)
Senior Convertible Note conversion, Shares		3,571,429
Senior Convertible Note conversion, Amount		35	1,307			1,342
Exercise of warrants, Shares		260,000
Exercise of warrants, Amount		3	70			73
Stock-based compensation			548			548
Issuance of common stock pursuant to a consulting agreement, Shares		1,099,649
Issuance of common stock pursuant to a consulting agreement, Amount		11	403			414
Issuance of warrants to a consultant			13			13
Payment of interest on Senior Convertible Notes in the form of common stock, Shares		36,993
Payment of interest on Senior Convertible Notes in the form of common stock, Amount			12			12
Sale of common stock, net of issuance costs, Shares		14,285,714
Sale of common stock, net of issuance costs, Amount		143	1,534			1,677
Net Income (Loss)					(25,869)	(25,869)
Ending Balance, Amount at Sep. 30, 2010	5	568	155,402		(182,711)	(26,736)
Ending Balance, Shares at Sep. 30, 2010	475,087	56,817,177
Senior Convertible Note conversion, Shares	50,993
Senior Convertible Note conversion, Amount	1		211			212
Issuance of warrant for note payable conversion			452			452
Exercise of warrants, Shares		1,153,541
Exercise of warrants, Amount		12	900			913
Stock-based compensation			905			905
Issuance of warrants to a consultant			88			88
Sale of common stock, net of issuance costs, Shares		2,500,000
Sale of common stock, net of issuance costs, Amount		25	585			610
Net Income (Loss)					299	299
Ending Balance, Amount at Sep. 30, 2011	$ 5	$ 605	$ 158,543		$ (182,412)	$ (23,259)
Ending Balance, Shares at Sep. 30, 2011	526,080	60,470,718